Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the income tax (expense)/benefit
Current tax	€ (295)	€ (367)	€ (530)
Deferred tax	(2,961)	229	341
Total	€ (3,256)	€ (138)	€ (189)